Schedule I - Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 2,880,511
Fair Value	3,191,539
Amount at which shown in balance sheet	3,168,430	$ 3,542,696
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,172,677	2,249,891
Fair Value	2,446,921	2,678,688
Amount at which shown in balance sheet	2,446,921
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1,859
Fair Value	2,053
Amount at which shown in balance sheet	2,053
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	36,850
Fair Value	38,740
Amount at which shown in balance sheet	38,740
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	14,567
Fair Value	17,211
Amount at which shown in balance sheet	17,211
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	575
Fair Value	612
Amount at which shown in balance sheet	612
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1,064
Fair Value	1,079
Amount at which shown in balance sheet	1,079
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	64,917
Fair Value	70,950
Amount at which shown in balance sheet	70,950
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,052,845
Fair Value	2,316,276
Amount at which shown in balance sheet	2,316,276
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	144,407	122,347
Fair Value	158,082	$ 135,746
Amount at which shown in balance sheet	158,082
Common Stock
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	92
Fair Value	453
Amount at which shown in balance sheet	453
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	144,315
Fair Value	157,629
Amount at which shown in balance sheet	157,629
Commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	420,569
Fair Value	443,678
Amount at which shown in balance sheet	420,569
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	10,031
Fair Value	10,031
Amount at which shown in balance sheet	10,031
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	90,497
Fair Value	90,497
Amount at which shown in balance sheet	90,497
Other investments.
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	42,330
Fair Value	42,330
Amount at which shown in balance sheet	$ 42,330